CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ 5,039,416	$ (6,389,592)	$ 12,067,283
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Gain on disposition of discontinued operations, net of taxes			(14,386,301)
Gain on deconsolidation of Shanghai An-Nai-Chi		(1,038,542)
Loss on deregistration of Zhuhai Sunrana		63,859
Extraordinary gain on reversal of business combination liability upon contingency resolved, net of tax		(827,531)
Goodwill and intangible assets impairment loss			15,247,873
Share-based compensation	129,673	215,171	1,845,885
Equity in losses of affiliates	771,720	796,721	416,337
Gains from sale of investment in affiliate	(5,421,753)	(404,750)
Gains from sale of long-term investment	(546,642)
Gain from sale of Acorn Hong Kong	(55,379)
Loss (gain) on change in fair value of derivative assets	306,483	(199,412)	1,306,256
Allowance for doubtful receivables	3,581,208	(859,055)	(3,024,575)
Depreciation and amortization	5,149,627	4,154,383	5,561,533
Gains from disposal of equipment and other long-term assets	154,602	54,993	64,463
Deferred income tax expenses (benefits)	932,962	(1,873,217)	(4,625,879)
Gain on trading securities	(417,547)	(1,781,345)	(1,577,648)
Accrued interest on available-for-sale securities	(212,000)	(382,930)	(735,455)
Changes in operating assets and liabilities:
Purchase of trading securities	(9,795,547)	(10,652,665)	(45,906,632)
Proceeds from sales of trading securities	11,002,424	20,920,360	36,112,589
Accounts receivable	(4,878,806)	2,336,902	11,785,575
Notes receivable	1,645,263	597,378	(2,092,034)
Inventory	(10,217,604)	3,158,960	3,118,315
Prepaid advertising expenses	(3,221,908)	1,535,479	6,449,501
Other prepaid expenses and current assets	(526,185)	(2,011,215)	18,469,172
Purchase of prepaid land use right	(491,281)		(7,489,280)
Accounts payable	8,169,619	(1,945,902)	(6,178,250)
Accrued expenses and other current liabilities	7,648,797	(2,702,046)	(3,442,827)
Notes payable	2,199,548	(1,040,713)	(404,854)
Income taxes payable	(74,880)	256,432	(806,305)
Deferred revenue			6,029,869
Net cash provided by operating activities	10,871,810	1,981,723	27,804,611
Investing activities:
Purchase of available-for-sale securities			(1,355,325)
Redemption of available-for-sale securities by the issuer			10,000,000
Purchase of property and equipment	(12,490,728)	(6,301,037)	(3,079,508)
Proceeds from disposal of equipment	128,575	33,628	24,773
Purchase of acquired intangible assets			(514,814)
Purchase of other long-term assets	(715,377)	(2,568,234)	(891,379)
Proceeds from disposal of other long-term assets	416,345	200,827
Disposal of Shanghai Yimeng, net of cash disposed			(23,571,819)
Cash disposed of upon deconsolidation of Shanghai An-Nai-Chi		(905,689)
Investments in affiliates			(3,939,801)
Sale of investments in affiliates	6,106,399	1,882,862
Sale of long-term investment	8,572,520
Disposal of Acorn Hong Kong	(653,353)
Decrease (Increase) in restricted cash	669,030	168,331	(969,111)
Net cash provided by (used in) investing activities	2,033,411	(7,489,312)	(24,296,984)
Financing activities:
Capital contribution from noncontrolling interests			758,720
Dividends paid	(14,710)	(49,841,295)
Proceeds from exercise of stock options	879,397	597,600	2,062
Repurchase of ordinary shares			(2,288,136)
Yiyang Yukang first earn-out payment			(6,700,000)
Net cash used in financing activities	864,687	(49,243,695)	(8,227,354)
Effect of exchange rate changes	5,742,839	3,465,732	23,897
Net decrease in cash and cash equivalents	19,512,747	(51,285,552)	(4,695,830)
Cash and cash equivalents at the beginning of the year	91,667,392	142,952,944	147,648,774
Cash and cash equivalents at the end of the year	111,180,139	91,667,392	142,952,944
Supplemental disclosure of cash flow information:
Income taxes paid	3,302,300	842,366	2,567,446
Supplemental schedule of non-cash investing and financing activities:
Business combination liability reversal upon resolution of contingency, net of tax		(827,531)
Issuance of ordinary shares as purchase price in Yiyang Yukang acquisition			3,304,360
Reversal of business combination liability in Yiyang Yukang acquisition			(10,004,360)
Acquisition of Yiyang Yukang:
Cash consideration			6,700,000
Fair value of ordinary shares issued			3,304,360
Direct expenses related to the acquisition
Business combination liability			(10,004,360)
Assets acquired (including intangible asset of $17,632,341)
Purchase consideration settled in cash			(6,700,000)
Add: cash and cash equivalents acquired
Cash outflow on the acquisition			(6,700,000)
Disposition of Shanghai Yimeng:
Total cash received			10,477,081
Less: cash and cash equivalents disposed			(34,048,900)
Cash outflow on the disposition			$ (23,571,819)